Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Discloure of Significant Accounting Policies
Statement of IFRS compliance [text block]
Statement of compliance

These consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). IFRS comprises IFRSs, International Accounting Standards (“IASs”), and interpretations issued by the IFRS Interpretations Committee (“IFRICs”) and the former Standing Interpretations Committee (SICs).

Description of initial application of standards or interpretation [text block]
IFRS
2
Share-based payment.
In
June 2016,
the IASB issued amendments to IFRS
2
Share-based Payment
to address certain issues related to the accounting for cash settled awards and the accounting for equity settled awards that include a ‘net settlement feature’ in respect of employee withholding taxes. The Company adopted this standard as of
January 1, 2018
and it had
no
impact on the consolidated financial statements.

IFRS
9
Financial Instruments
. The Company adopted all the requirements of IFRS
9
Financial Instruments
(“IFRS
9”
) as of
January 1, 2018
and elected
not
to retrospectively restate comparative periods. This standard replaces the guidance in IAS
39
Financial Instruments: Recognition and Measurement
(“IAS
39”
). IFRS
9
uses a single approach to determine whether a financial asset is classified and measured at amortized cost or fair value, replacing the multiple determination rules in IAS
39.
The classification now depends on the entity’s business model for managing its financial instruments and the contractual cash flow characteristics of the instrument. The Company’s classification of its financial instruments has not
changed significantly as a result of the adoption of the new standards. Financial assets previously classified as available for sale are now classified as fair value through other comprehensive income. The requirements in IAS
39
for classification and measurement of financial liabilities were carried forward in IFRS
9,
so the Company’s accounting policy with respect to financial liabilities is unchanged. The Company’s accounting policy for financial instruments has been updated to reflect the new IFRS
9
standard (see
Note
2
(e)
).

IFRS
15
Revenue from Contracts with Customers.
The final standard on revenue from contracts with customers was issued on
May 8, 2014
and is effective for annual reporting periods beginning on or after
January 1, 2018.
The core principle of IFRS
15
is that an entity should recognize revenue to depict the transfer of control of goods to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods. The Company adopted this standard as of
January 1, 2018
and it had
no
impact on the consolidated financial statements as the Company’s only source of income to date is interest income from high interest savings accounts and term deposits which is not
within the scope of IFRS
15.

IFRIC
22
Foreign currency transactions and advance consideration
. In
December 2016,
the IASB issued IFRS interpretation, IFRIC
22
which clarifies the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income, when a related non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration in a foreign currency is derecognized. The Company has adopted this standard as of
January 1, 2018
and it had
no
impact on the consolidated financial statements.

These consolidated financial statements have been prepared on a historical cost basis except for the revaluation of certain financial instruments, which are stated at their fair value.

These consolidated financial statements were authorized for issuance by the Board of Directors of the
Company on
March 25, 2019.

Description of accounting policy for the basis of consolidation [text block]
(a)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its controlled subsidiaries. Control exists when the Company has power over the investee, is exposed or has rights to variable returns from its involvement with the investee, and has the ability to use its power over the investee to affect the amount of the investor’s returns. Subsidiaries are included in the consolidated financial results of the Company from the effective date that control is obtained up to the effective date of disposal or loss of control. The principal wholly-owned subsidiaries as at
December 31, 2018
are Minera Los Lagartos, S.A. de C.V., and Minera Pozo Seco S.A. de C.V. All intercompany balances, transactions, revenues and expenses have been eliminated upon consolidation.

These financial statements also include the Company’s
44%
interest in the Juanicipio Joint Venture (
Note
6
), an associate (
Note
2
(b)
) accounted for using the equity method.

Where necessary, adjustments have been made to the financial statements of the Company’s subsidiaries and associates prior to consolidation, to conform the significant accounting policies used in their preparation to those used by the Company.

Description of accounting policy for investment in associates [text block]
(b)	Investments in Associates

The Company conducts a portion of its business through an equity interest in associates. An associate is an entity over which the Company has significant influence, and is neither a subsidiary nor a joint arrangement, and includes the Company’s
44%
interest in Minera Juanicipio S.A. de C.V., a Mexican incorporated joint venture company. The Company has significant influence when it has the power to participate in the financial and operating policy decisions of the associate but does not
have control or joint control over those policies.

The Company accounts for its investments in associates using the equity method. Under the equity method, the Company’s investment in an associate is initially recognized at cost and subsequently increased or decreased to recognize the Company's share of earnings and losses of the associate and for impairment losses after the initial recognition date. The Company's share of earnings and losses of associates are recognized in profit or loss during the period. Distributions received from an associate are accounted for as a reduction in the carrying amount of the Company’s investment.

Impairment

At the end of each reporting period, the Company assesses whether there is any evidence that an investment in associate is impaired. The Company has performed an assessment for impairment indicators of its investment in associate as of
December 31, 2018
and noted
no
impairment indicators. This assessment is generally made with reference to the timing of exploration work, work programs proposed, exploration results achieved, and an assessment of the likely results to be achieved from performance of further exploration by the associate. When there is evidence that an investment in associate is impaired, the carrying amount of such investment is compared to its recoverable amount. If the recoverable amount of an investment in associate is less than its carrying amount, the carrying amount is reduced to its recoverable amount and an impairment loss, being the excess of carrying amount over the recoverable amount, is recognized in the period of impairment. When an impairment loss reverses in a subsequent period, the carrying amount of the investment in associate is increased to the revised estimate of recoverable amount to the extent that the increased carrying amount does not
exceed the carrying amount that would have been determined had an impairment loss not
been previously recognized. A reversal of an impairment loss is recognized in net earnings in the period the reversal occurs.

Description of accounting policy for the accounting estimates [text block]
(c)	Significant Estimates

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenditures during the reported period. Significant estimates used in preparation of these financial statements include estimates of the recoverable amount and any impairment of exploration and evaluation assets and of investment in associates, recovery of receivable balances, estimates of fair value of financial instruments where a quoted market price or secondary market for the instrument does not
exist, provisions including closure and reclamation, share based payment expense, and income tax provisions. Actual results may
differ from those estimated. Further details of the nature of these estimates may
be found in the relevant notes to the consolidated statements.

Description of accounting policy for critical judgements [text block]
(d)	Critical judgments

The Company makes certain critical judgments in the process of applying the Company’s accounting policies. The following are those judgments that have the most significant effect on the consolidated financial statements:

(i)	The Company reviews and assesses the carrying amount of exploration and evaluation assets, and its investment in associates for impairment when facts or circumstances suggest that the carrying amount is not
recoverable. Assessing the recoverability of these amounts requires considerable professional technical judgment, and is made with reference to the timing of exploration work, work programs proposed, exploration results achieved by the Company and by others in the related area of interest, and an assessment of the likely results to be achieved from performance of further exploration (see
Notes
2
(b) and
2
(g)
).

(ii)	In the normal course of operations, the Company
may
invest in equity investments for strategic reasons. In such circumstances, management considers whether the facts and circumstances pertaining to each investment result in the Company obtaining control, joint control or significant influence over the investee entity. In some cases, the determination of whether or not
the Company has control, joint control or significant influence over the investee entities requires the application of significant management judgment to consider individually and collectively such factors as:
•	The purpose and design of the investee entity.
•	The ability to exercise power, through substantive rights, over the activities of the investee entity that significantly affect its returns.
•	The size of the company’s equity ownership and voting rights, including potential voting rights.
•	The size and dispersion of other voting interests, including the existence of voting blocks.
•	Other investments in or relationships with the investee entity including, but not
limited to, current or possible board representation, loans and other types of financial support, material transactions with the investee entity, interchange of managerial personnel or consulting positions.
•	Other relevant and pertinent factors.

If the Company determines that it controls an investee entity, it consolidates the investee entity’s financial statements as further described in note
2
(a). If the Company determines that it has joint control (a joint venture) or significant influence (an associate) over an investee entity, then it uses the equity method of accounting to account for its investment in that investee entity as further described in note
2
(b).  If, after careful consideration, it is determined that the Company neither has control, joint control nor significant influence over an investee entity, the Company accounts for the corresponding investment in equity interest as fair value through other comprehensive income investment as further described in note
2
(e), and classifies the investment as current or non-current depending on management’s intention with respect to the investment and whether it expects to realize the asset within the next twelve
months.

Description of accounting policy for financial instruments [text block]
(e)	Financial instruments

The Company adopted all the requirements of IFRS
9
as of
January 1, 2018.

Financial assets

Financial assets are classified as either financial assets at fair value through profit or loss (“FVTPL”), fair value through other comprehensive income (“FVTOCI”) or amortized cost. The Company determines the classification of financial assets at initial recognition.

(i)

Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in profit or loss. Equity instruments that are held for trading and all equity derivative instruments are classified as FVTPL. Equity derivative instruments such as warrants listed on a recognized exchange are valued at the latest available closing price. Warrants not
listed on a recognized exchange, but where a secondary market exists, are valued at independent broker prices (if available) traded within that secondary market. If no
secondary market exists, the warrants are valued using the Black Scholes option pricing model. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets held at FVTPL are included in profit or loss in the period in which they arise.

(ii) Financial assets at FVTOCI

Financial assets carried at FVTOCI are initially recorded at fair value plus transaction costs with all subsequent changes in fair value recognized in other comprehensive income (loss). For investments in equity instruments that are not
held for trading, the Company can make an irrevocable election (on an instrument-by-instrument bases) at initial recognition to classify them as FVTOCI. The Company has made this election on transition to IFRS
9.
On the disposal of the investment, the cumulative change in fair value remains in other comprehensive income (loss) and is not
recycled to profit or loss.

(iii)

Financial assets at amortized cost

Financial assets are classified at amortized cost if the objective of the business model is to hold the financial asset for the collection of contractual cash flows, and the asset’s contractual cash flows are comprised solely of payments of principal and interest. The Company’s accounts receivable are recorded at amortized cost as they meet the required criteria. A provision is recorded based on the expected credit losses for the financial asset and reflects changes in the expected credit losses at each reporting period (see impairment below).

Financial liabilities

Financial liabilities are initially recorded at fair value and subsequently measured at amortized cost, unless they are required to be measured at FVTPL (such as derivatives) or the Company has elected to measure at FVTPL. The Company’s financial liabilities include trade and other payables which are classified at amortized cost.

The Company has completed a detailed assessment of its financial instruments as at
January 1, 2018.
The following table shows the original classification under IAS
39
and the new classification under IFRS
9:

	IAS 39	IFRS 9
Cash and cash equivalents	FVTPL	FVTPL
Equity securities	Available-for-sale	FVTOCI
Equity derivative securities (warrants)	FVTPL	FVTPL
Accounts receivable	Loans and receivable	Amortized cost
Trade and other payables	Amortized cost	Amortized cost

The Company has elected to classify investments in equity securities as FVTOCI as they are not
considered to be held for trading, and future changes in value will be reflected in OCI, including gains or losses on disposal of investments.

The adoption of this standard did
not
have a material impact on the Company’s consolidated financial statements but resulted in certain additional disclosures. The carrying value and measurement of all financial instruments remains unchanged as at
January 1, 2018
as a result of the adoption of the new standard.

Impairment

IFRS
9
requires an ‘expected credit loss’ model to be applied which requires a loss allowance to be recognized based on expected credit losses. This applies to financial assets measured at amortized cost. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in initial recognition. In other words, it is no
longer necessary for a credit event to have occurred before credit losses are recognized.

Description of accounting policy for determining components of cash and cash equivalents [text block]
(f)	Cash and cash equivalents
Cash and cash equivalents include cash on hand, bank deposits, and term deposits with original maturities of three months or less.
Description of accounting policy for exploration and evaluation expenditures [text block]
(g)	Exploration and evaluation assets

With respect to its exploration activities, the Company follows the practice of capitalizing all costs relating to the acquisition, exploration and evaluation of its mining rights and crediting all revenues received against the cost of the related interests. Option payments made by the Company are capitalized until the decision to exercise the option is made. If the option agreement is to exercise a purchase option in an underlying mineral property, the costs are capitalized and accounted for as an exploration and evaluation asset. At such time as commercial production commences, the capitalized costs will be depleted on a units-of-production method based on proven and probable reserves. If a mineable ore body is discovered, exploration and evaluation costs are reclassified to mining properties. If no
mineable ore body is discovered, such costs are expensed in the period in which it is determined the property has no
future economic value.

Exploration and evaluation expenditures include acquisition costs of rights to explore; topographical, geological, geochemical and geophysical studies; exploratory drilling; trenching and sampling; all costs incurred to obtain permits and other licenses required to conduct such activities, including legal, community, strategic and consulting fees; and activities involved in evaluating the technical feasibility and commercial viability of extracting mineral resources. This includes the costs incurred in determining the most appropriate mining/processing methods and developing feasibility studies. Expenditures incurred prior to the Company obtaining the right to explore are expensed in the period in which they are incurred.

When an exploration project has entered into the advanced exploration phase and sufficient evidence of the probability of the existence of economically recoverable minerals has been obtained, pre-operative expenditures relating to mine preparation works are capitalized to mine development costs. Activities that are typically capitalized include costs incurred to build shafts, drifts, ramps and access corridors to enable ore extraction from underground.

Impairment

Management reviews the carrying amount of exploration and evaluation assets for impairment when facts or circumstances suggest that the carrying amount is not
recoverable. This review is generally made with reference to the timing of exploration work, work programs proposed, exploration results achieved by the Company and by others in the related area of interest, and an assessment of the likely results to be achieved from performance of further exploration. When the results of this review indicate that indicators of impairment exist, the Company estimates the recoverable amount of the deferred exploration costs and related mining rights by reference to the potential for success of further exploration activity and/or the likely proceeds to be received from sale or assignment of the rights. When the carrying amounts of exploration and evaluation assets are estimated to exceed their recoverable amounts, an impairment loss is recorded in the statement of loss. The cash-generating unit for assessing impairment is a geographic region and shall be no
larger than the operating segment. If conditions that gave rise to the impairment no
longer exist, a reversal of impairment
may
be recognized in a subsequent period, with the carrying amount of the exploration and evaluation asset increased to the revised estimate of recoverable amount to the extent that the increased carrying amount does not
exceed the carrying amount that would have been determined had an impairment loss not
been previously recognized. A reversal of an impairment loss is recognized in profit or loss in the period the reversal occurs.

Description of accounting policy for property, plant and equipment [text block]
(h)	Equipment

Equipment is recorded at cost less accumulated amortization and impairment losses if any, and is amortized at the following annual rates:

Computer equipment	30% declining balance
Office equipment	30% declining balance

When parts of an item of equipment have different useful lives, they are accounted for as separate equipment items (major components) and depreciated over their respective useful lives.

Description of accounting policy for deferred income tax [text block]
(i)	Income taxes

Deferred income taxes relate to the expected future tax consequences of unused tax losses and unused tax credits and differences between the carrying amount of statement of financial position items and their corresponding tax values. Deferred tax assets, if any, are recognized only to the extent that, in the opinion of management, it is probable that sufficient future taxable profit will be available to recover the asset. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of substantive enactment.

Description of accounting policy for provisions [text block]
(j)	Provisions

Provisions are liabilities that are uncertain in timing or amount. The Company records a provision when and only when:

(i) The Company has a present obligation (legal or constructive) as a result of a past event;

(ii) It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and

(iii) A reliable estimate can be made of the amount of the obligation.

Constructive obligations are obligations that derive from the Company’s actions where:

(i) By an established pattern of past practice, published policies or a sufficiently specific current statement, the Company has indicated to other parties that it will accept certain responsibilities; and

(ii) As a result, the Company has created a valid expectation on the part of those other parties that it will discharge those responsibilities.

Provisions are reviewed at the end of each reporting period and adjusted to reflect management’s current best estimate of the expenditure required to settle the present obligation at the end of the reporting period. If it is no
longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed. Provisions are reduced by actual expenditures for which the provision was originally recognized. Where discounting has been used, the carrying amount of a provision increases in each period to reflect the passage of time. This increase (accretion expense) is included in profit or loss for the period.

Closure and reclamation

The Company records a provision for the present value of the estimated closure obligations, including reclamation costs, when the obligation (legal or constructive) is incurred, with a corresponding increase in the carrying value of the related assets. The carrying value is amortized over the life of the mining asset on a units-of-production basis commencing with initial commercialization of the asset. The liability is accreted to the actual liability on settlement through charges each period to profit or loss.

The provision for closure and reclamation is reviewed at the end of each reporting period for changes in estimates and circumstances. There was no
provision recorded by the Company for closure and reclamation as at
December 31, 2018
or
December 31, 2017.

The operating company of the Company’s investment in associate, Minera Juanicipio, S.A. de C.V., recorded a provision for reclamation and remediation costs of
$450
and capitalized a corresponding asset as at
December 31, 2018 (
December 31, 2017:
$393
) (see
Note
6
).

Description of accounting policy for functional currency [text block]
(k)	Functional currency and presentation currency

The functional currency of the parent, its subsidiaries, and the investment in associate is the United States dollar (“US$”).

Each entity within the Company determines its own functional currency, and the items included in the financial statements of each entity are measured using that functional currency. The functional currency determination involves certain judgments in evaluating the primary economic environment, and the Company reconsiders the functional currencies of each entity if there is a change in the underlying transactions, events and conditions which determine the primary economic environment.

The Company’s reporting and presentation currency is the US$.

Description of accounting policy for foreign currency translation [text block]
(l)	Foreign currency transactions

Transactions incurred in currencies other than the Company’s functional currency (foreign currencies) are recorded at the rates of exchange prevailing at the dates of the transactions. At each statement of financial position date, monetary assets and liabilities are translated using the period end foreign exchange rate. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. Non-monetary assets and liabilities that are stated at fair value are translated using the rate on the date that the fair value was determined. All gains and losses on translation of these foreign currency transactions are included in profit or loss.

Description of accounting policy for earnings per share [text block]
(m)	Loss per common share

Basic loss per share is based on the weighted average number of common shares outstanding during the year.

Diluted loss per share is computed using the weighted average number of common and common equivalent shares outstanding during the year. Common equivalent shares consist of the incremental common shares upon the assumed exercise of stock options and warrants, and upon the assumed conversion of deferred share units and units issued under the Company’s share unit plan, to the extent their inclusion is not
anti-dilutive.

As at
December 31, 2018,
the Company had
2,817,280
 (
December 31, 2017:
2,995,721
) common share equivalents consisting of common shares issuable upon the exercise of outstanding exercisable stock options, restricted and performance share units, and deferred share units were not
included for the purpose of calculating diluted loss per share as their effect would be anti-dilutive.

Description of accounting policy for share-based payment transactions [text block]
(n)	Share based payments

The fair value of equity-settled share-based payment awards are estimated as of the date of the grant and recorded as share-based payment expense in the consolidated statements of loss over their vesting periods, with a corresponding increase in equity. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met. Market price performance conditions are included in the fair value estimate on the grant date with no
subsequent adjustment to the actual number of awards that vest. Forfeiture rates are estimated on grant date, and adjusted annually for actual forfeitures in the period. Changes to the estimated number of awards that will eventually vest are accounted for prospectively. Share based payment awards with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values.

The fair value of stock options is estimated using the Black-Scholes-Merton option valuation model. The fair value of restricted and deferred share units, is based on the fair market value of a common share equivalent on the date of grant. The fair value of performance share units awarded with market price conditions is determined using the Monte Carlo pricing model and the fair value of performance share units with non-market performance conditions is based on the fair market value of a common share equivalent on the date of grant.

Disclosure of expected impact of initial application of new standards or interpretations [text block]
(o)	Changes in Accounting Standards

The Company has reviewed new accounting pronouncements that have been issued but are not
yet effective at
December 31, 2018.
These include:

IFRS
16
Leases
.
In
January 2016,
the IASB published a new accounting standard, IFRS
16
–
Leases
(IFRS
16
) which replaces IAS
17
–
Leases
and its associated interpretative guidance. IFRS
16
applies a control model to the identification of leases, distinguishing between a lease and a service contract on the basis of whether the customer controls the asset being leased. For those assets determined to meet the definition of a lease, IFRS
16
introduces significant changes to the accounting by lessees, introducing a single, on-balance sheet accounting model that is similar to current finance lease accounting, with limited exceptions for short-term leases or leases of low value assets. Lessor accounting remains similar to current accounting practice. The standard is effective for annual periods beginning on or after
January 1, 2019.

The Company will adopt this standard on the effective date and select the cumulative catch-up approach resulting in no
restatement of prior year comparatives. The Company will also elect to apply the available exemptions as permitted by IFRS
16
to recognize a lease expense on a straight line basis for short term leases (lease term of
12
months or less) and low value assets. The Company will also elect to apply the practical expedient whereby leases with terms that end within
12
months of the date of initial application would be accounted for in the same way as short term leases.

As at
December 31, 2018,
the Company has undertaken and completed a detailed review of its existing operating lease contracts and service contracts and has identified which contracts contain right of use assets within the scope of IFRS
16.
The Company does
not
expect the new standard to have a significant impact on the Company’s consolidated financial statements.

IFRIC
23
Uncertainty over Income Tax Treatments
, provides guidance on the accounting for current and deferred tax liabilities and assets in which there is uncertainty over income tax treatments. The Interpretation is applicable for annual periods beginning on or after
January 1, 2019.
Earlier application is permitted. The Company intends to adopt the Interpretation in its financial statements for the annual period beginning
January 1, 2019.
The Company does
not
expect the application of the Interpretation to have a significant impact on the Company’s consolidated financial statements.

Annual Improvements
2015
-
2017
Cycle.
In
December 2017,
the IASB issued narrow-scope amendments to IFRS
3
- Business Combinations, IFRS
11
-Joint Arrangements, IAS
12
– Income Taxes and IAS
23
-Borrowing Costs. These amendments are effective for annual periods beginning on or after
January 1, 2019
and are
not
expected to have significant impact on the Company’s consolidated financial statements.